Shareholders and Other Related Parties Balances and Transactions	12 Months Ended
Jun. 30, 2025
Shareholders and Other Related Parties Balances and Transactions [Abstract]
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
17.	SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

During the year ended June 30, 2025, the transactions between the Group and related parties, and the related balances owed by and to them for the year ended June 30, 2025, 2024 and 2023 are as follows:

		Value of transactions for the year ended
Party	Transaction type	06/30/2025	06/30/2024	06/30/2023
	Sales of goods and services	4,033,811	952,742	739,651
Joint ventures and associates	Purchases of goods and services	(24,061,563)	(500,704)	(738,652)
	Net loans granted	7,645,504	13,005,841	7,141,471
	Interest gain	944,186	135,485	212,407
	Net loans received	-	(1,860,058)	(1,854,680)
	Puttable instruments	-	-	4,399,631
	Net loans granted	-	28,299	19,049
	Preference shares	(15,000,000)	-	-
	Interest expenses	-	(2,425,703)	(956,873)
Shareholders and other related parties	Own shares held by subsidiaries	-	(444,473)	(133,079)
	In-kind contributions	4,343,549	2,409,244	1,163,384
	Sales of goods and services	3,714,441	2,911,723	6,565,027
	Purchases of goods and services	(3,517,528)	(1,998,349)	(2,334,556)
	Salaries, social security benefits and other benefits	(2,494,538)	(2,496,073)	(1,995,361)
Key management personnel	Sales and services	367,928	-	-
	Purchases of goods and services	(3,079,070)	-	-
	Stock options-based incentives	(480,450)	(8,181,849)	(1,868,430)
Total		(27,583,730)	1,536,125	10,358,989

		Amounts receivable from related parties
Party	Transaction type	06/30/2025	06/30/2024
Joint ventures and associates	Trade debtors	1,565,913	2,176,622
	Other receivables	11,211,902	37,586,012
Shareholders and other related parties	Trade debtors	-	37
	Loans receivables	2,295,774	-
	Other receivables	17,405	47,348
Total		15,090,994	39,810,019

		Amounts payable to related parties
Party	Transaction type	06/30/2025	06/30/2024
Joint ventures and associates	Trade creditors	(620,034)	(52,778,206)
	Convertible notes	(7,102,028)	-
	Net loans payables	(10,303,098)	(1,860,058)
Shareholders and other related parties	Trade creditors	-	(37,985)
	Warrants	(1,030,000)	-
	Preference shares	(15,739,726)	-
Key management personnel	Salaries, social security benefits and other benefits	(41,620)	(226,702)
Total		(34,836,506)	(54,902,951)